Subsequent events	12 Months Ended
Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
59	Subsequent events
The Group has evaluated subsequent events through 21 June 2021, which is the date when the consolidated financial statements were authorised for issuance.